Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

Note 1. Description of Business

Vivakor, Inc. (collectively “we”, “us,” “our,” “Vivakor,” or the “Company”) is an integrated provider of midstream services and environmental solutions within the oil and gas industry. The Company owns and operates a diversified portfolio of midstream infrastructure assets located in several of the nation’s oil-producing basins, complemented by related environmental service offerings.

The Company conducts its operations through three primary business segments: transportation and logistics, terminaling and storage services, and supply and trading. The transportation and logistics segment includes crude oil gathering and transportation assets, including pipeline and trucking operations in the Permian and Anadarko Basins. The terminaling and storage services segment consists of crude oil terminal facilities located in Colorado City, Texas and Delhi, Louisiana. The supply and trading segment purchases and markets crude oil, condensate, and related hydrocarbon products.

The Company is also developing an environmental services business through the planned deployment of Remediation Processing Centers (“RPCs”), which are designed to recover hydrocarbons from contaminated soils and related waste streams. The RPC is under construction in Harris County, Texas.

On October 1, 2024, the Company acquired certain entities (the “Endeavor Entities”), expanding its midstream operations. During 2025, the Company completed the sale of certain non-core assets acquired in this transaction as part of a strategic review. On July 30, 2025, the Company sold certain non-core business units of Meridian Equipment Leasing, LLC and Equipment Transport, LLC, both subsidiaries included with the Endeavor Entities, in order to streamline operations and focus on core midstream transportation, terminaling, and environmental processing activities. See Note 4 – Business Combination and Divestiture of Wholly Owned Subsidiaries for additional information.

Note 1. Description of Business

Vivakor, Inc. (collectively “we”, “us,” “our,” “Vivakor” or the “Company”) is an integrated provider of midstream services and environmental solutions within the oil and gas industry. The Company owns and operates a diversified portfolio of midstream infrastructure assets located in several of the nation’s oil-producing basins, complemented by related environmental service offerings.

The Company was originally organized on November 1, 2006, as Genecular Holdings, LLC, a Nevada limited liability company. On November 3, 2006, the entity changed its name to NGI Holdings, LLC. On April 30, 2008, the Company converted to a Nevada C corporation and adopted its current name, Vivakor, Inc.

The Company conducts its operations through three primary business segments: transportation and logistics, terminaling and storage services, and supply and trading.

The transportation and logistics segment includes crude oil gathering and transportation assets, including pipeline and trucking operations in the Permian and Anadarko Basins. The terminaling and storage services segment consists of crude oil terminal facilities located in Colorado City, Texas and Delhi, Louisiana. The supply and trading segment purchases and markets crude oil, condensate, and related hydrocarbon products.

The Company is also developing an environmental services business through the planned deployment of Remediation Processing Centers (“RPCs”), which are designed to recover hydrocarbons from contaminated soils and related waste streams. The first RPC is under construction in Harris County, Texas.

On October 1, 2024, the Company acquired certain entities (the “Endeavor Entities”), expanding its midstream operations. During 2025, the Company completed the sale of certain non-core assets acquired in this transaction as part of a strategic review. See Note 4 - Business Combination and Divestiture of Wholly Owned Subsidiaries additional information.

As a result of this strategic review, on July 30, 2025, we sold certain non-core business units of Meridian Equipment Leasing, LLC and Equipment Transport, LLC, both of which were subsidiaries included with the Endeavor Entities. These divestitures were made to streamline operations and allow the Company to focus on its core midstream transportation, terminaling, and environmental processing activities. See Note 4 - Business Combination and Divestiture of Wholly Owned Subsidiaries additional information.

During 2024, the Company completed the sale of 100% of the equity interests of VivaSphere, Inc. (“VivaSphere”), which closed on February 15, 2024. In connection with the transaction, the Company deconsolidated VivaSphere and recognized a gain of $177,550 for the year ended December 31, 2024.